Intangible Asset (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets
Balance, beginning	$ 1,432	$ 1,501
Additions		41
Amortization	(85)	(110)
Balance, end	1,347	1,432
IP Assets
Disclosure of detailed information about intangible assets
Balance, beginning	1,391	1,501
Amortization	(83)	(110)
Balance, end	1,308	1,391
Patents
Disclosure of detailed information about intangible assets
Balance, beginning	41
Additions		41
Amortization	(2)
Balance, end	$ 39	$ 41